Long-term provisions - Expected timing of future cash flows and Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Provisions
Total provisions	R 17,218	R 18,132
Short-term portion	(2,822)	(2,601)
Long-term provisions	14,396	15,531
Estimated undiscounted obligation	109,845	114,986
Within one year
Provisions
Total provisions	2,822	2,601
One to five years
Provisions
Total provisions	2,915	6,060
Five to ten years
Provisions
Total provisions	2,208	909
More than ten years
Provisions
Total provisions	R 9,273	R 8,562